UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2015

Item 1. Reports to Stockholders

Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements Contents Shareholder Expense Example Investment Changes (Unaudited) Investments April 30, 2015 (Unaudited) Financial Statements Notes to Financial Statements

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -
Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,013.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.80%
Actual		$ 1,000.00	$ 1,013.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.41%
Actual		$ 1,000.00	$ 1,011.30	$ 7.03
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class C	1.55%
Actual		$ 1,000.00	$ 1,010.60	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,015.60	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	20.6	19.5
California	15.7	18.1
Florida	9.9	6.6
Texas	8.6	9.5
New York	7.8	8.4
Top Five Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.8	34.4
Health Care	19.3	21.8
Transportation	11.8	11.7
Electric Utilities	10.0	6.4
Escrowed/Pre-Refunded	7.7	3.3
Weighted Average Maturity as of April 30, 2015
		6 months ago
Years	5.9	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2015
6 months ago
Years	6.5	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
AAA 4.6%	AAA 4.9%
AA,A 82.0%	AA,A 81.2%
BBB 8.9%	BBB 9.9%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 4.3%	Not Rated 2.3%
Short-Term Investments and Net Other Assets (0.2%)*	Short-Term Investments and Net Other Assets 1.3%

* Short-Term Investments and Net Other Assets are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 593,916
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,140,000
		1,733,916
Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,123,920
5.25% 10/1/20 (FSA Insured)	1,600,000	1,832,032
5.25% 10/1/21 (FSA Insured)	850,000	972,876
5.25% 10/1/26 (FSA Insured)	500,000	571,140
5.25% 10/1/28 (FSA Insured)	1,600,000	1,816,768
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,504,631
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,389,324
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	400,000	439,820
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	781,809
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,100,490
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	2,041,524
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	585,710
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	110,000	124,356
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,211,410
5.25% 12/1/22	1,500,000	1,784,070
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	226,722
		18,506,602
California - 15.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,600,000	1,872,000
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	3,400,000	4,471,782
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (c)	$ 3,800,000	$ 4,050,724
Series 2007, 5.625% 5/1/20	20,000	20,080
5% 11/1/24	2,400,000	2,645,400
5% 9/1/27	1,410,000	1,490,412
5% 3/1/31 (Pre-Refunded to 3/1/16 @ 100)	1,800,000	1,870,632
5% 9/1/31	1,500,000	1,583,085
5% 9/1/32	1,600,000	1,687,536
5% 9/1/33	1,800,000	1,897,254
5% 9/1/35	580,000	610,943
5.25% 12/1/33	20,000	20,071
5.25% 4/1/35	2,200,000	2,530,286
5.25% 3/1/38	3,900,000	4,313,985
5.25% 11/1/40	700,000	813,750
5.5% 8/1/27	2,100,000	2,396,772
5.5% 8/1/29	2,800,000	3,190,908
5.5% 8/1/30	2,000,000	2,275,780
5.5% 3/1/40	1,000,000	1,170,140
5.6% 3/1/36	400,000	471,920
6% 3/1/33	4,250,000	5,160,648
6% 4/1/38	5,300,000	6,256,597
6% 11/1/39	11,700,000	14,113,008
6.5% 4/1/33	3,850,000	4,627,854
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	525,000	529,095
Series 2009 E, 5.625% 7/1/25	2,000,000	2,307,540
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,058,200
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	29,629
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,375,000	1,632,153
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,466,598
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,955,250
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,818,848
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	$ 1,600,000	$ 1,768,192
5% 11/1/21	1,760,000	1,945,011
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,021,550
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,077,520
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	2,007,309
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,642,826
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,129,895
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	772,070
(Various Cap. Proj.) Series 2012 A, 5% 4/1/24	3,190,000	3,757,054
Series 2009 G1, 5.75% 10/1/30	600,000	705,786
Series 2009 I:
6.125% 11/1/29	400,000	479,828
6.375% 11/1/34	1,000,000	1,207,000
Series 2010 A, 5.75% 3/1/30	1,000,000	1,177,080
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	4,001,800
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,115,390
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,310,959
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,175,820
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,680,816
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,351,860
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,119,130
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,096,520
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,897,325
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,084,019
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	$ 1,000,000	$ 497,600
Series B, 0% 8/1/39	3,700,000	1,285,343
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,189,310
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	512,232
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,576,596
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,131,860
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,566,916
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,611,771
Series 2008 E:
0% 7/1/47 (a)	1,300,000	657,813
0% 7/1/49	4,600,000	953,442
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	2,200,000	2,401,168
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,267,948
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,900,000	439,945
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	908,500
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	90,954
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,885,963
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	890,540
Univ. of California Revs. Series O:
5.25% 5/15/39	420,000	476,225
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	80,000	92,668
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,146,150
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,167,840
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,183,589
Series A, 5% 7/1/15	1,025,000	1,031,868
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	$ 700,000	$ 796,180
Series 2012, 5% 8/1/26	2,000,000	2,346,480
		157,972,541
Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,100,124
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,183,275
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,217,400
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,314,210
Series 2010 A, 0% 9/1/41	2,000,000	669,700
Series 2010 C, 5.25% 9/1/25	1,000,000	1,145,330
		7,630,039
Connecticut - 0.3%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,398,341
District Of Columbia - 1.1%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,199,766
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	541,365
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,165,340
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,397,862
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,244,250
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,991,413
		10,539,996
Florida - 9.9%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,093,410
Series 2015 C, 5% 7/1/26	750,000	896,408
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,089,120
Series 2012 A, 5% 7/1/24	4,400,000	5,119,620
Series 2015 A:
5% 7/1/24	325,000	385,265
5% 7/1/26	1,200,000	1,411,020
5% 7/1/27	1,000,000	1,162,520
Series 2015 B, 5% 7/1/24	815,000	966,125
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,689,780
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/17 (FSA Insured)	1,000,000	1,082,900
Series 2011 A1, 5% 6/1/20	1,000,000	1,156,020
Series 2012 A1, 5% 6/1/21	1,500,000	1,760,775
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	3,025,357
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	872,432
Series A, 5.5% 6/1/38	400,000	449,488
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,136,130
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	702,588
Series 2009 A, 6.25% 10/1/31	500,000	598,985
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	214,166
5% 6/1/24	275,000	319,580
5% 6/1/26	250,000	285,933
5% 6/1/46	425,000	457,381
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	71,805
Series 2006 G:
5% 11/15/16	95,000	101,408
5.125% 11/15/18	965,000	1,030,234
Series 2008 B, 6% 11/15/37	2,000,000	2,336,140
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,060,584
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,413,730
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.: - continued
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	$ 900,000	$ 943,020
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,285,400
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,179,880
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	676,884
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,170,687
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,670,175
5.5% 10/1/30	1,000,000	1,165,080
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,219,903
5% 10/1/22 (d)	1,000,000	1,174,680
5% 10/1/31 (d)	1,500,000	1,648,695
Series 2014 A:
5% 10/1/28 (d)	1,000,000	1,139,940
5% 10/1/36 (d)	3,000,000	3,307,320
5% 10/1/37	1,825,000	2,038,069
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	888,833
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	300,000	328,575
Series 2014 B, 5% 7/1/28	1,000,000	1,151,260
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,219,100
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	914,519
5% 5/1/29	4,075,000	4,667,872
Series 2016 A, 5% 5/1/30 (b)	3,620,000	3,931,139
Series 2016 B, 5% 8/1/26 (b)	1,595,000	1,791,695
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	330,447
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,853,800
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	671,604
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev.: - continued
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	$ 1,500,000	$ 1,737,420
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,139,972
Series 2012 A, 5% 10/1/42	2,350,000	2,506,557
Series 2012 B, 5% 10/1/42	1,000,000	1,066,620
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,500,000	1,741,185
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	597,325
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	562,275
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,387,560
5% 8/1/25	800,000	966,792
Series 2015 D:
5% 8/1/28	680,000	791,928
5% 8/1/29	2,330,000	2,698,000
5% 8/1/30	2,405,000	2,768,949
5% 8/1/31	2,415,000	2,766,866
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/20	500,000	503,800
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,578,990
Tallahassee Health Facilities Rev. Series 2015 A:
4% 12/1/35 (b)	600,000	584,982
5% 12/1/40 (b)	300,000	320,712
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	475,206
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	398,694
		99,851,314
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	3,000,000	3,621,630
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	3,500,000	4,263,315
5% 11/1/28	1,000,000	1,181,940
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,418,816
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	$ 1,100,000	$ 980,980
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,605,240
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,562,778
6.125% 9/1/40	1,605,000	1,762,097
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,655,682
Series GG, 5% 1/1/23	800,000	958,256
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,093,113
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,841,650
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/30	800,000	879,544
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,900,664
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,053,359
		28,779,064
Idaho - 0.7%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,622,651
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,388,964
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	472,116
Series 2015 ID, 5.5% 12/1/26	1,540,000	1,902,701
5% 12/1/24	1,000,000	1,204,080
		6,590,512
Illinois - 20.6%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,255,254
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	895,930
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Board of Ed.: - continued
Series 2009 D, 4% 12/1/16 (Assured Guaranty Corp. Insured)	$ 235,000	$ 242,015
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	6,061,729
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,296,430
Series 2008 A, 5.25% 1/1/21	1,160,000	1,216,712
Series 2008 C, 5% 1/1/34	300,000	291,126
Series 2009 A, 5% 1/1/22	600,000	633,048
Series 2012 A:
5% 1/1/33	875,000	853,895
5% 1/1/34	455,000	441,541
Series 2012 C, 5% 1/1/23	770,000	817,802
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,004
5% 1/1/34	2,000,000	1,940,840
5% 1/1/35	1,650,000	1,591,838
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/28 (d)	4,200,000	4,683,378
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,030,440
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,475,391
Series 2011 C, 6.5% 1/1/41	2,335,000	2,798,754
Series 2013 D, 5% 1/1/27	2,200,000	2,531,342
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,401,920
Series 2013 A:
5.5% 1/1/33	500,000	557,875
5.75% 1/1/38	1,000,000	1,124,580
Series 2014 C, 5% 1/1/25	1,740,000	1,952,715
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	5,000,000	5,667,200
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,478,764
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	710,519
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	428,633
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,162,030
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,090,140
Series 2010 A, 5.25% 11/15/33	3,250,000	3,578,153
Series 2012 C:
5% 11/15/24	1,700,000	1,938,629
5% 11/15/25	2,600,000	2,955,550
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.5% 5/1/23 (Pre-Refunded to 5/1/16 @ 100)	165,000	173,550
Series 2006, 5.5% 5/1/23	985,000	1,028,704
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,798,800
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,183,950
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,354,884
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,426,412
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,485,000	1,616,987
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,727,608
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,128,655
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,690,041
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,818,950
5.375% 5/15/30	1,110,000	1,269,474
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,072,708
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,812,105
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,445,000	1,745,661
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,310,102
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	3,815,000	4,213,820
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	$ 350,000	$ 382,372
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,238,182
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,161,120
Series 2008 A:
5.625% 1/1/37	5,115,000	5,538,113
6.25% 2/1/33 (AMBAC Insured)	150,000	167,159
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,330,000	1,611,255
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	80,000	98,723
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	2,850,000	3,531,806
Series 2010 A:
5.5% 8/15/24	545,000	616,864
5.75% 8/15/29	360,000	404,255
Series 2010, 5.25% 8/15/36	1,510,000	1,600,872
Series 2012 A:
5% 5/15/20	500,000	570,890
5% 5/15/23	300,000	345,765
Series 2012:
4% 9/1/32	1,315,000	1,244,003
5% 9/1/32	1,900,000	2,046,965
5% 9/1/38	2,300,000	2,447,614
5% 11/15/43	820,000	876,687
Series 2013:
5% 11/15/24	500,000	581,190
5% 11/15/27	100,000	114,255
5% 5/15/43	1,700,000	1,797,903
5% 11/15/21	600,000	705,624
5% 8/15/35	300,000	327,972
5% 8/15/44	2,600,000	2,814,916
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,940
Series 2006:
5% 1/1/19	1,000,000	1,097,430
5.5% 1/1/31	1,000,000	1,128,310
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
5% 1/1/21 (FSA Insured)	$ 500,000	$ 554,135
5% 1/1/23 (FSA Insured)	1,300,000	1,422,187
Series 2012 A, 5% 1/1/33	800,000	829,256
Series 2012:
5% 8/1/19	465,000	515,020
5% 8/1/21	400,000	446,640
5% 3/1/23	1,000,000	1,101,120
5% 8/1/23	700,000	785,736
5% 3/1/36	1,000,000	1,032,590
Series 2013, 5% 1/1/22	2,175,000	2,402,418
Series 2014:
5% 2/1/22	1,000,000	1,119,220
5.25% 2/1/29	1,600,000	1,759,808
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,188,800
5.25% 5/15/32 (FSA Insured)	360,000	393,984
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/26	17,545,000	20,719,749
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	703,493
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,777,860
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	871,099
0% 12/1/17 (Escrowed to Maturity)	95,000	92,499
6.5% 1/1/20 (AMBAC Insured)	385,000	469,107
6.5% 1/1/20 (Escrowed to Maturity)	650,000	797,245
6.5% 1/1/20 (Escrowed to Maturity)	65,000	79,724
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	232,906
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	752,393
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,557,011
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	591,960
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,710,000	$ 3,453,528
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	793,630
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,078,797
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	408,391
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,403,486
0% 6/15/44 (FSA Insured)	4,700,000	1,178,102
0% 6/15/45 (FSA Insured)	2,600,000	617,812
0% 6/15/47 (FSA Insured)	2,040,000	429,706
Series 2012 B, 0% 12/15/51	2,900,000	453,357
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,050,507
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,253,877
0% 6/15/16 (Escrowed to Maturity)	795,000	791,915
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,861,538
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,095,380
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/18	425,000	467,122
5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	575,000	634,162
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,420,528
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,940,000	3,453,794
Series 2010 A:
5% 4/1/25	1,000,000	1,141,510
5.25% 4/1/30	1,000,000	1,142,070
Series 2013:
6% 10/1/42	900,000	1,044,099
6.25% 10/1/38	900,000	1,028,808
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	$ 275,000	$ 273,369
0% 11/1/16 (FSA Insured)	825,000	812,114
0% 11/1/19 (Escrowed to Maturity)	790,000	744,030
0% 11/1/19 (FSA Insured)	5,085,000	4,664,928
		206,846,293
Indiana - 3.0%
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	400,000	423,588
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,529,836
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,121,500
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,240,800
Series 2012:
5% 3/1/30	675,000	747,164
5% 3/1/41	1,290,000	1,388,621
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	473,144
Series 2015 A:
5% 10/1/28	1,000,000	1,165,490
5% 10/1/45	4,340,000	4,835,671
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	978,940
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,120
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,667,046
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,182,067
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28	660,000	753,001
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	$ 2,695,000	$ 3,163,876
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	700,000	757,981
		30,494,845
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,368,456
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,197,141
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	343,737
5.25% 11/15/16	955,000	979,343
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,052,620
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	870,000	877,821
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	300,000	331,008
5% 11/15/17 (Escrowed to Maturity)	500,000	554,040
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,237,723
		8,573,433
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,128,630
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,087,690
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	576,585
5.75% 10/1/38	1,355,000	1,591,475
		4,384,380
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$ 400,000	$ 485,368
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,725,680
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,870
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B, 5% 1/1/30 (d)	1,000,000	1,121,090
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,702,555
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,220
Series 2012, 5% 12/1/23	2,250,000	2,546,235
0% 9/1/15 (AMBAC Insured)	700,000	696,948
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,415,064
		11,801,030
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,225,862
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,300,000	1,428,375
Series 2015, 5% 7/1/38	670,000	767,579
		3,421,816
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34	315,000	362,067
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	215,888
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,081,346
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,116,120
Series 2010, 5.125% 7/1/39	900,000	986,697
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	375,000	400,466
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
6% 1/1/38	$ 2,800,000	$ 3,086,636
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,080,240
Series 2010, 5.625% 7/1/30	500,000	540,870
		8,870,330
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,620,584
Series 2011 I, 6.75% 1/1/36	1,000,000	1,187,960
Series 2015 D, 5% 7/1/44	890,000	953,653
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,084,210
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	656,472
		5,502,879
Michigan - 1.8%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	500,000	544,865
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,828,336
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,112,240
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	584,450
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,228,348
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,150,000	1,146,481
5% 6/1/21	350,000	396,477
5% 6/1/27	500,000	551,225
5% 6/1/39	1,100,000	1,181,862
Series 2012, 5% 11/15/42	2,175,000	2,326,815
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,000,000	1,143,570
Series 2008 A1:
6.5% 12/1/33	515,000	597,596
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,985,000	2,356,374
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	$ 600,000	$ 741,558
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,003,370
		17,743,567
Minnesota - 0.9%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,686,371
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,149,960
Minnesota Gen. Oblig.:
5% 8/1/22	1,075,000	1,176,233
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	27,396
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,127,126
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,404,242
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39	1,600,000	1,823,040
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,069,180
		9,463,548
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.675% 12/1/17 (c)	1,100,000	1,077,439
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/24	740,000	819,913
6% 8/15/24 (Pre-Refunded to 8/15/17 @ 100)	560,000	627,217
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,340,211
		3,864,780
Nevada - 0.5%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,148,330
5.625% 7/1/32	3,000,000	3,403,800
		4,552,130
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 1,830,000	$ 2,057,872
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,171,225
Series 2012:
4% 7/1/32	400,000	398,508
5% 7/1/27	500,000	551,415
		4,179,020
New Jersey - 3.0%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,092,050
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,088,710
Series 2013 NN, 5% 3/1/27	11,810,000	12,686,184
Series 2013:
5% 3/1/23	2,200,000	2,444,684
5% 3/1/24	3,000,000	3,288,240
5% 3/1/25	300,000	327,543
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	25,000	28,271
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,901,552
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	452,968
Series 2014 AA, 5% 6/15/23	5,250,000	5,840,940
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,000
		30,151,142
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,293,880
New York - 7.8%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,071,088
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	182,495
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,688,985
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,220,860
Series 2009 I1, 5.625% 4/1/29	600,000	693,288
Series 2012 A1, 5% 8/1/24	1,300,000	1,530,984
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 E, 5% 8/1/24	$ 5,000,000	$ 5,892,800
Series 2012 G1, 5% 4/1/25	2,500,000	2,940,875
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	663,156
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	2,300,000	2,617,078
Series 2009 CC, 5% 6/15/34	2,100,000	2,315,817
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,437,910
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,676,040
Series 2013 CC, 5% 6/15/47	4,000,000	4,450,240
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,133,340
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,818,350
5.25% 1/15/39	1,000,000	1,121,990
Series 2009 S4:
5.5% 1/15/39	850,000	969,757
5.75% 1/15/39	1,600,000	1,845,952
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,569,152
Series 2008 B, 5.75% 3/15/36	3,400,000	3,919,316
5% 2/15/34	1,100,000	1,233,540
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	100,000	107,710
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,675,450
Series 2009 B, 5% 11/15/34	1,200,000	1,369,608
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,218,022
Series 2008 A, 5.25% 11/15/36	3,700,000	4,029,374
Series 2008 C, 6.5% 11/15/28	1,000,000	1,170,800
Series 2010 D, 5.25% 11/15/40	1,400,000	1,569,190
Series 2012 D, 5% 11/15/25	4,600,000	5,401,872
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,189,804
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	$ 1,125,000	$ 1,227,476
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	1,993,404
5% 6/1/21	800,000	839,064
		78,784,787
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,149,450
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	863,584
5% 11/1/30 (FSA Insured)	1,275,000	1,417,392
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,200,000	2,450,426
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,807,184
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,119,860
Series 2010 B, 5% 1/1/20	1,300,000	1,497,509
		10,305,405
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	799,410
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,517,235
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,256,767
		4,573,412
Ohio - 1.4%
American Muni. Pwr., Inc. Rev. (Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,311,600
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	836,592
5% 6/1/17	925,000	1,000,693
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	764,088
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,116,010
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	$ 1,200,000	$ 1,485,804
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,051,680
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	441,984
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	793,832
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,575,300
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,579,592
		13,957,175
Oklahoma - 1.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,729,917
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,865,000	3,283,662
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,938,797
Series 2012, 5% 2/15/21	400,000	466,344
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,467,688
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,607,925
		10,494,333
Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,168,460
Pennsylvania - 2.1%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,254,418
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	1,400,000	1,405,558
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	588,565
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	$ 400,000	$ 456,436
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	953,344
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	692,046
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	1,968,010
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/25	1,045,000	1,176,806
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	2,780,000	3,233,418
Series 2015, 5% 3/15/33	850,000	968,448
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,697,072
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,615
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,360
Ninth Series, 5.25% 8/1/40	800,000	887,856
Philadelphia School District:
5% 8/1/22	190,000	192,219
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	10,000	10,117
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,220,000
		21,356,288
South Carolina - 4.5%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,103,740
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17 (Pre-Refunded to 12/1/16 @ 100)	1,015,000	1,084,446
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,588,566
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,022,770
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,560,600
Series 2012 B, 5% 12/1/20	2,500,000	2,932,450
Series 2013 E, 5.5% 12/1/53	6,100,000	6,880,983
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2014 A:
5% 12/1/49	$ 3,640,000	$ 3,984,126
5.5% 12/1/54	2,400,000	2,738,232
Series 2014 C, 5% 12/1/46	700,000	770,399
Series 2015 A, 5% 12/1/50	7,245,000	7,865,607
Series 2015 C, 5% 12/1/19 (b)	8,000,000	8,999,280
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,115,564
		45,646,763
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/15	1,500,000	1,539,630
5% 12/15/16	1,500,000	1,598,880
Jackson Hosp. Rev.:
5.75% 4/1/41	270,000	298,115
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	730,000	829,499
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,864,403
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,857,568
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	400,000	416,280
		8,404,375
Texas - 8.6%
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (d)	500,000	570,760
5% 11/15/39 (d)	1,700,000	1,863,200
5% 11/15/44 (d)	2,690,000	2,936,996
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,135,150
Comal Independent School District Series 2008A, 5.25% 2/1/23	2,240,000	2,504,298
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,882,576
5.25% 7/15/18 (FSA Insured)	1,000,000	1,096,370
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/24	1,000,000	1,064,040
Series 2012 D, 5% 11/1/42 (d)	400,000	427,848
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2012 H, 5% 11/1/42 (d)	$ 1,000,000	$ 1,069,620
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	300,000	345,132
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,375,380
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	239,001
5.25% 10/1/51	8,300,000	9,323,805
5.5% 4/1/53	1,000,000	1,115,210
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,695,840
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	780,430
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,422,638
Series 2012 A, 5% 7/1/23 (d)	600,000	696,000
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,806,264
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	700,000	757,729
Lewisville Independent School District 0% 8/15/19	2,340,000	2,206,316
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	25,000	25,039
5.75% 5/15/37	30,000	30,047
5.75% 5/15/37	175,000	175,583
Mansfield Independent School District 5.5% 2/15/17	25,000	25,096
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,331,462
Series 2009 A, 6.25% 1/1/39	1,800,000	2,088,342
Series 2011 A:
5.5% 9/1/41	2,300,000	2,711,424
6% 9/1/41	1,200,000	1,457,460
Series 2011 D, 5% 9/1/28	2,300,000	2,682,536
Series 2014 A, 5% 1/1/25	1,000,000	1,181,510
6% 1/1/24	230,000	257,161
6% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,770,000	1,999,835
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,705,701
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	$ 1,000,000	$ 1,103,780
Series 2012, 5.25% 2/1/25	800,000	1,000,872
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,360,087
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,397,081
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	492,720
5.75% 11/15/24	620,000	711,822
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	558,653
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	560,000	605,718
5% 4/1/25	725,000	806,512
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	83,615
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,783,206
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,447,896
Series 2013, 6.75% 6/30/43 (d)	2,400,000	2,914,296
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	1,500,000	1,621,875
5% 4/1/25	600,000	648,150
5% 4/1/26	810,000	874,201
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,751,984
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	410,000	439,811
4.75% 8/15/27	590,000	628,775
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,854,418
5.5% 2/15/37	2,100,000	2,311,344
		86,382,615
Municipal Bonds - continued
	Principal Amount	Value
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	$ 850,000	$ 986,969
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,357,404
		2,344,373
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,885,402
Virginia - 0.3%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,398,250
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	1,000,000	1,162,810
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	571,995
		3,133,055
Washington - 1.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	980,960
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,205,940
King County Swr. Rev. Series 2009, 5.25% 1/1/42	1,000,000	1,116,610
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (d)	560,000	655,508
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,710,165
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,135,212
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,165,397
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,442,770
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,200,010
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	$ 2,270,000	$ 2,628,774
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,659,084
		18,900,430
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,123,620
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,235,916
		2,359,536
Wisconsin - 0.5%
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	510,000	501,004
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	568,230
5.75% 7/1/30	500,000	580,490
Series 2013 B, 5% 7/1/36	925,000	997,465
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,029,510
Series 2012:
5% 6/1/27	300,000	341,454
5% 6/1/39	490,000	536,001
		4,554,154
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,977,542
TOTAL MUNICIPAL BONDS (Cost $931,999,857)		1,005,741,959
Municipal Notes - 0.1%
	Principal Amount	Value
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,590,862)	$ 1,500,000	$ 1,626,945
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $933,590,719)		1,007,368,904
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,284,035)
NET ASSETS - 100%		$ 1,005,084,869
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.8%
Health Care	19.3%
Transportation	11.8%
Electric Utilities	10.0%
Escrowed/Pre-Refunded	7.7%
Special Tax	7.0%
Water & Sewer	5.5%
Others* (Individually Less Than 5%)	4.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $933,590,719)		$ 1,007,368,904
Cash		3,638,194
Receivable for investments sold		2,207,040
Receivable for fund shares sold		1,617,543
Interest receivable		11,976,061
Prepaid expenses		690
Receivable from investment adviser for expense reductions		12,687
Other receivables		1,389
Total assets		1,026,822,508

Liabilities
Payable for investments purchased Regular delivery	$ 3,374,097
Delayed delivery	15,708,265
Payable for fund shares redeemed	1,069,132
Distributions payable	461,539
Accrued management fee	299,071
Distribution and service plan fees payable	216,268
Other affiliated payables	581,152
Other payables and accrued expenses	28,115
Total liabilities		21,737,639

Net Assets		$ 1,005,084,869
Net Assets consist of:
Paid in capital		$ 926,950,649
Undistributed net investment income		481,661
Accumulated undistributed net realized gain (loss) on investments		3,874,374
Net unrealized appreciation (depreciation) on investments		73,778,185
Net Assets		$ 1,005,084,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($337,910,249 ÷ 25,004,650 shares)	$ 13.51

Maximum offering price per share (100/96.00 of $13.51)	$ 14.07
Class T: Net Asset Value and redemption price per share ($204,553,632 ÷ 15,091,074 shares)	$ 13.55

Maximum offering price per share (100/96.00 of $13.55)	$ 14.11
Class B: Net Asset Value and offering price per share ($4,004,240 ÷ 297,260 shares)A	$ 13.47

Class C: Net Asset Value and offering price per share ($119,440,890 ÷ 8,817,123 shares)A	$ 13.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($339,175,858 ÷ 25,231,784 shares)	$ 13.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Interest		$ 19,887,381

Expenses
Management fee	$ 1,774,093
Transfer agent fees	778,857
Distribution and service plan fees	1,295,270
Accounting fees and expenses	102,491
Custodian fees and expenses	5,969
Independent trustees' compensation	2,058
Registration fees	58,020
Audit	27,649
Legal	9,315
Miscellaneous	2,395
Total expenses before reductions	4,056,117
Expense reductions	(94,171)	3,961,946
Net investment income (loss)		15,925,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,009,680
Change in net unrealized appreciation (depreciation) on investment securities		(6,453,742)
Net gain (loss)		(2,444,062)
Net increase (decrease) in net assets resulting from operations		$ 13,481,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,925,435	$ 32,476,757
Net realized gain (loss)	4,009,680	3,220,004
Change in net unrealized appreciation (depreciation)	(6,453,742)	44,401,983
Net increase (decrease) in net assets resulting from operations	13,481,373	80,098,744
Distributions to shareholders from net investment income	(15,906,104)	(32,459,524)
Distributions to shareholders from net realized gain	(3,075,920)	(6,709,660)
Total distributions	(18,982,024)	(39,169,184)
Share transactions - net increase (decrease)	45,382,422	(39,024,324)
Total increase (decrease) in net assets	39,881,771	1,905,236

Net Assets
Beginning of period	965,203,098	963,297,862
End of period (including undistributed net investment income of $481,661 and undistributed net investment income of $462,330, respectively)	$ 1,005,084,869	$ 965,203,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 13.00	$ 13.74	$ 12.95	$ 12.99	$ 12.54
Income from Investment Operations
Net investment income (loss) E	.221	.462	.453	.460	.479	.465
Net realized and unrealized gain (loss)	(.037)	.682	(.738)	.789	(.041)	.450
Total from investment operations	.184	1.144	(.285)	1.249	.438	.915
Distributions from net investment income	(.221)	(.461)	(.451)	(.457)	(.478)	(.465)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.264)	(.554)	(.455)	(.459)	(.478)	(.465)
Net asset value, end of period	$ 13.51	$ 13.59	$ 13.00	$ 13.74	$ 12.95	$ 12.99
Total ReturnB, C, D	1.36%	9.02%	(2.12)%	9.77%	3.53%	7.42%
Ratios to Average Net Assets F, H
Expenses before reductions	.82%A	.79%	.77%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.80%A	.79%	.77%	.77%	.77%	.78%
Expenses net of all reductions	.80%A	.79%	.77%	.77%	.77%	.78%
Net investment income (loss)	3.28%A	3.49%	3.36%	3.42%	3.80%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,910	$ 325,539	$ 335,492	$ 430,231	$ 368,789	$ 448,794
Portfolio turnover rateG	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 13.03	$ 13.77	$ 12.99	$ 13.02	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.222	.466	.454	.462	.481	.467
Net realized and unrealized gain (loss)	(.037)	.691	(.739)	.778	(.032)	.449
Total from investment operations	.185	1.157	(.285)	1.240	.449	.916
Distributions from net investment income	(.222)	(.464)	(.451)	(.458)	(.479)	(.466)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.265)	(.557)	(.455)	(.460)	(.479)	(.466)
Net asset value, end of period	$ 13.55	$ 13.63	$ 13.03	$ 13.77	$ 12.99	$ 13.02
Total ReturnB, C, D	1.36%	9.10%	(2.12)%	9.67%	3.61%	7.41%
Ratios to Average Net Assets F, H
Expenses before reductions	.80%A	.78%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.80%A	.78%	.77%	.76%	.76%	.77%
Expenses net of all reductions	.80%A	.78%	.77%	.76%	.76%	.77%
Net investment income (loss)	3.28%A	3.51%	3.37%	3.42%	3.80%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,554	$ 204,607	$ 207,208	$ 247,622	$ 225,908	$ 253,136
Portfolio turnover rateG	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 12.96	$ 13.69	$ 12.92	$ 12.96	$ 12.51
Income from Investment Operations
Net investment income (loss) E	.181	.375	.361	.367	.393	.379
Net realized and unrealized gain (loss)	(.028)	.673	(.727)	.772	(.040)	.451
Total from investment operations	.153	1.048	(.366)	1.139	.353	.830
Distributions from net investment income	(.180)	(.375)	(.360)	(.367)	(.393)	(.380)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.223)	(.468)	(.364)	(.369)	(.393)	(.380)
Net asset value, end of period	$ 13.47	$ 13.54	$ 12.96	$ 13.69	$ 12.92	$ 12.96
Total ReturnB, C, D	1.13%	8.26%	(2.72)%	8.90%	2.85%	6.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41%A	1.45%	1.45%	1.45%	1.46%	1.45%
Expenses net of fee waivers, if any	1.41%A	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.41%A	1.45%	1.45%	1.45%	1.45%	1.44%
Net investment income (loss)	2.67%A	2.84%	2.68%	2.74%	3.12%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,004	$ 4,932	$ 6,951	$ 11,187	$ 12,983	$ 19,838
Portfolio turnover rateG	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 13.03	$ 13.77	$ 12.98	$ 13.02	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.171	.363	.351	.358	.383	.370
Net realized and unrealized gain (loss)	(.027)	.681	(.739)	.788	(.042)	.448
Total from investment operations	.144	1.044	(.388)	1.146	.341	.818
Distributions from net investment income	(.171)	(.361)	(.348)	(.354)	(.381)	(.368)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.214)	(.454)	(.352)	(.356)	(.381)	(.368)
Net asset value, end of period	$ 13.55	$ 13.62	$ 13.03	$ 13.77	$ 12.98	$ 13.02
Total ReturnB, C, D	1.06%	8.19%	(2.86)%	8.92%	2.74%	6.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58%A	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%A	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.55%A	1.55%	1.54%	1.53%	1.54%	1.53%
Net investment income (loss)	2.53%A	2.74%	2.60%	2.65%	3.03%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,441	$ 118,088	$ 123,530	$ 155,834	$ 130,949	$ 151,847
Portfolio turnover rateG	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.93	$ 13.67	$ 12.89	$ 12.93	$ 12.49
Income from Investment Operations
Net investment income (loss) D	.237	.493	.481	.490	.505	.492
Net realized and unrealized gain (loss)	(.027)	.674	(.735)	.782	(.039)	.443
Total from investment operations	.210	1.167	(.254)	1.272	.466	.935
Distributions from net investment income	(.237)	(.494)	(.482)	(.490)	(.506)	(.495)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.280)	(.587)	(.486)	(.492)	(.506)	(.495)
Net asset value, end of period	$ 13.44	$ 13.51	$ 12.93	$ 13.67	$ 12.89	$ 12.93
Total ReturnB, C	1.56%	9.27%	(1.90)%	10.00%	3.79%	7.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.57%A	.54%	.54%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.55%A	.54%	.54%	.53%	.54%	.55%
Expenses net of all reductions	.55%A	.54%	.54%	.53%	.54%	.55%
Net investment income (loss)	3.53%A	3.75%	3.60%	3.66%	4.02%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,176	$ 312,038	$ 290,117	$ 362,588	$ 305,538	$ 399,826
Portfolio turnover rateF	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 77,488,483
Gross unrealized depreciation	(3,261,692)
Net unrealized appreciation (depreciation) on securities	$ 74,226,791

Tax cost	$ 933,142,113

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $120,597,923 and $62,857,516, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 416,132	$ 14,415
Class T	-%	.25%	257,476	3,722
Class B	.65%	.25%	20,571	14,905
Class C	.75%	.25%	601,091	67,813
			$ 1,295,270	$ 100,855

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,099
Class T	4,157
Class B*	3,100
Class C*	5,198
$ 28,554

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 270,031.16
Class T	142,016.14
Class B	2,105.09
Class C	97,598.16
Institutional Class	267,107.17
	$ 778,857

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, FIIOC was named as the transfer, dividend disbursing and shareholder servicing agent for the Fund. In addition, effective May 8, 2015, JP Morgan Chase Bank was approved as the custodian for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $776 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.80%	$ 36,304
Class C	1.55%	17,027
Institutional Class	.55%	38,884
		$ 92,215

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,956.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 5,400,489	$ 11,330,075
Class T	3,345,830	7,089,994
Class B	60,693	167,211
Class C	1,504,364	3,190,951
Institutional Class	5,594,728	10,681,293
Total	$ 15,906,104	$ 32,459,524

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 1,040,888	$ 2,345,937
Class T	645,322	1,463,693
Class B	15,321	48,806
Class C	375,706	862,580
Institutional Class	998,683	1,988,644
Total	$ 3,075,920	$ 6,709,660

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	2,441,740	3,505,545	$ 33,274,184	$ 46,452,566
Reinvestment of distributions	416,314	826,195	5,669,381	10,887,594
Shares redeemed	(1,814,595)	(6,185,804)	(24,703,073)	(81,584,528)
Net increase (decrease)	1,043,459	(1,854,064)	$ 14,240,492	$ (24,244,368)
Class T
Shares sold	577,022	1,002,254	$ 7,896,714	$ 13,321,199
Reinvestment of distributions	246,558	517,415	3,367,537	6,831,091
Shares redeemed	(747,341)	(2,402,910)	(10,214,255)	(31,723,275)
Net increase (decrease)	76,239	(883,241)	$ 1,049,996	$ (11,570,985)
Class B
Shares sold	4,455	3,673	$ 60,184	$ 48,057
Reinvestment of distributions	3,960	10,760	53,742	140,754
Shares redeemed	(75,328)	(186,742)	(1,023,621)	(2,454,298)
Net increase (decrease)	(66,913)	(172,309)	$ (909,695)	$ (2,265,487)
Class C
Shares sold	841,198	1,231,173	$ 11,507,094	$ 16,418,632
Reinvestment of distributions	110,930	228,050	1,513,841	3,005,267
Shares redeemed	(805,899)	(2,271,570)	(11,013,588)	(29,957,134)
Net increase (decrease)	146,229	(812,347)	$ 2,007,347	$ (10,533,235)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	4,432,055	8,701,375	$ 60,106,032	$ 114,634,619
Reinvestment of distributions	374,825	633,458	5,078,369	8,301,472
Shares redeemed	(2,664,205)	(8,683,609)	(36,190,119)	(113,346,340)
Net increase (decrease)	2,142,675	651,224	$ 28,994,282	$ 9,589,751

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)

HIM-USAN-0615
1.784901.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Municipal Income Fund -

Institutional Class

Semiannual Report

April 30, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2014 to April 30, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class A	.80%
Actual		$ 1,000.00	$ 1,013.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class T	.80%
Actual		$ 1,000.00	$ 1,013.60	$ 3.99
HypotheticalA		$ 1,000.00	$ 1,020.83	$ 4.01
Class B	1.41%
Actual		$ 1,000.00	$ 1,011.30	$ 7.03
HypotheticalA		$ 1,000.00	$ 1,017.80	$ 7.05
	Annualized Expense Ratio B	Beginning Account Value November 1, 2014	Ending Account Value April 30, 2015	Expenses Paid During Period* November 1, 2014 to April 30, 2015
Class C	1.55%
Actual		$ 1,000.00	$ 1,010.60	$ 7.73
HypotheticalA		$ 1,000.00	$ 1,017.11	$ 7.75
Institutional Class	.55%
Actual		$ 1,000.00	$ 1,015.60	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.07	$ 2.76

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five States as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Illinois	20.6	19.5
California	15.7	18.1
Florida	9.9	6.6
Texas	8.6	9.5
New York	7.8	8.4
Top Five Sectors as of April 30, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	33.8	34.4
Health Care	19.3	21.8
Transportation	11.8	11.7
Electric Utilities	10.0	6.4
Escrowed/Pre-Refunded	7.7	3.3
Weighted Average Maturity as of April 30, 2015
		6 months ago
Years	5.9	5.7

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of April 30, 2015
6 months ago
Years	6.5	6.8

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Quality Diversification (% of fund's net assets)
As of April 30, 2015	As of October 31, 2014
AAA 4.6%	AAA 4.9%
AA,A 82.0%	AA,A 81.2%
BBB 8.9%	BBB 9.9%
BB and Below 0.4%	BB and Below 0.4%
Not Rated 4.3%	Not Rated 2.3%
Short-Term Investments and Net Other Assets (0.2%)*	Short-Term Investments and Net Other Assets 1.3%

* Short-Term Investments and Net Other Assets are not included in the pie chart

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Semiannual Report

Investments April 30, 2015 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value
Alabama - 0.2%
Birmingham Gen. Oblig. Series 2013 A, 0% 3/1/43 (a)	$ 600,000	$ 593,916
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,140,000
		1,733,916
Arizona - 1.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,123,920
5.25% 10/1/20 (FSA Insured)	1,600,000	1,832,032
5.25% 10/1/21 (FSA Insured)	850,000	972,876
5.25% 10/1/26 (FSA Insured)	500,000	571,140
5.25% 10/1/28 (FSA Insured)	1,600,000	1,816,768
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/38	2,300,000	2,504,631
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21 (FSA Insured)	1,200,000	1,389,324
Glendale Gen. Oblig. Series 2015, 4% 7/1/20 (FSA Insured)	400,000	439,820
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	700,000	781,809
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,000,000	1,100,490
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 5.5% 7/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,620,000	2,041,524
Pima County Swr. Sys. Rev. Series 2012 A, 5% 7/1/26	500,000	585,710
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2009 A, 5% 1/1/26	110,000	124,356
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007, 5.5% 12/1/29	1,000,000	1,211,410
5.25% 12/1/22	1,500,000	1,784,070
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	205,000	226,722
		18,506,602
California - 15.7%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44 (Pre-Refunded to 4/1/19 @ 100)	1,600,000	1,872,000
California Edl. Facilities Auth. Rev. Series U6, 5% 5/1/45	3,400,000	4,471,782
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.:
Bonds 3%, tender 12/1/19 (c)	$ 3,800,000	$ 4,050,724
Series 2007, 5.625% 5/1/20	20,000	20,080
5% 11/1/24	2,400,000	2,645,400
5% 9/1/27	1,410,000	1,490,412
5% 3/1/31 (Pre-Refunded to 3/1/16 @ 100)	1,800,000	1,870,632
5% 9/1/31	1,500,000	1,583,085
5% 9/1/32	1,600,000	1,687,536
5% 9/1/33	1,800,000	1,897,254
5% 9/1/35	580,000	610,943
5.25% 12/1/33	20,000	20,071
5.25% 4/1/35	2,200,000	2,530,286
5.25% 3/1/38	3,900,000	4,313,985
5.25% 11/1/40	700,000	813,750
5.5% 8/1/27	2,100,000	2,396,772
5.5% 8/1/29	2,800,000	3,190,908
5.5% 8/1/30	2,000,000	2,275,780
5.5% 3/1/40	1,000,000	1,170,140
5.6% 3/1/36	400,000	471,920
6% 3/1/33	4,250,000	5,160,648
6% 4/1/38	5,300,000	6,256,597
6% 11/1/39	11,700,000	14,113,008
6.5% 4/1/33	3,850,000	4,627,854
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2008 L, 5.125% 7/1/22 (Pre-Refunded to 7/1/15 @ 100)	525,000	529,095
Series 2009 E, 5.625% 7/1/25	2,000,000	2,307,540
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,025,000	1,058,200
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	25,000	29,629
6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	1,375,000	1,632,153
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	1,280,000	1,466,598
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	2,500,000	2,955,250
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.) Series 2013 E, 5% 6/1/26	2,400,000	2,818,848
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E:
5% 11/1/19	$ 1,600,000	$ 1,768,192
5% 11/1/21	1,760,000	1,945,011
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,000,000	1,021,550
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,077,520
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	1,700,000	2,007,309
(Richmond Lab., Phase III Office Bldg. Proj.) Series B, 5.25% 11/1/25 (XL Cap. Assurance, Inc. Insured)	2,585,000	2,642,826
(Univ. Proj.) Series 2011 B, 5.25% 10/1/27	3,500,000	4,129,895
(Various Cap. Proj.) Series 2012 G, 5% 11/1/24	650,000	772,070
(Various Cap. Proj.) Series 2012 A, 5% 4/1/24	3,190,000	3,757,054
Series 2009 G1, 5.75% 10/1/30	600,000	705,786
Series 2009 I:
6.125% 11/1/29	400,000	479,828
6.375% 11/1/34	1,000,000	1,207,000
Series 2010 A, 5.75% 3/1/30	1,000,000	1,177,080
California State Univ. Rev. Series 2009 A, 6% 11/1/40	3,400,000	4,001,800
California Statewide Cmntys. Dev. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	1,000,000	1,115,390
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,310,959
Long Beach Unified School District Series A, 5.5% 8/1/29	1,000,000	1,175,820
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2012 C, 5% 3/1/25	1,455,000	1,680,816
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	2,000,000	2,351,860
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,119,130
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,096,520
Oakland Gen. Oblig. Series 2012, 5% 1/15/24	2,500,000	2,897,325
Oakland Unified School District Alameda County Series 2009 A, 6.25% 8/1/18	1,815,000	2,084,019
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	$ 1,000,000	$ 497,600
Series B, 0% 8/1/39	3,700,000	1,285,343
Poway Unified School District Pub. Fing. 5% 9/1/24	1,000,000	1,189,310
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (FGIC Insured)	800,000	512,232
Sacramento Muni. Util. District Elec. Rev. Series 2012 Y, 5% 8/15/28	2,200,000	2,576,596
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,131,860
San Diego Convention Ctr. Expansion Series 2012 A, 5% 4/15/24	2,200,000	2,566,916
San Diego Unified School District:
Series 2008 C, 0% 7/1/39	4,700,000	1,611,771
Series 2008 E:
0% 7/1/47 (a)	1,300,000	657,813
0% 7/1/49	4,600,000	953,442
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2014 A, 5% 5/1/44 (d)	2,200,000	2,401,168
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,100,000	1,267,948
San Marcos Unified School District Series 2010 B, 0% 8/1/47	1,900,000	439,945
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	908,500
Sonoma County Jr. College District Rev. Series 2002, 5% 8/1/28 (FSA Insured)	90,000	90,954
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	6,300,000	6,885,963
Union Elementary School District Series A, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	890,540
Univ. of California Revs. Series O:
5.25% 5/15/39	420,000	476,225
5.25% 5/15/39 (Pre-Refunded to 5/15/19 @ 100)	80,000	92,668
Ventura County Cmnty. College District Series C, 5.5% 8/1/33 (Pre-Refunded to 8/1/18 @ 100)	1,000,000	1,146,150
Washington Township Health Care District Gen. Oblig. Series 2013 B, 5.5% 8/1/38	1,000,000	1,167,840
Washington Township Health Care District Rev.:
Series 2010 A, 5.25% 7/1/30	1,100,000	1,183,589
Series A, 5% 7/1/15	1,025,000	1,031,868
Municipal Bonds - continued
	Principal Amount	Value
California - continued
West Contra Costa Unified School District:
(Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	$ 700,000	$ 796,180
Series 2012, 5% 8/1/26	2,000,000	2,346,480
		157,972,541
Colorado - 0.8%
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	1,200,000	1,100,124
0% 7/15/22 (Escrowed to Maturity)	1,385,000	1,183,275
Colorado Health Facilities Auth. Rev. (Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,000,000	2,217,400
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,314,210
Series 2010 A, 0% 9/1/41	2,000,000	669,700
Series 2010 C, 5.25% 9/1/25	1,000,000	1,145,330
		7,630,039
Connecticut - 0.3%
Eastern Connecticut Resources Recovery Auth. Solid Waste Rev. (Wheelabrator Lisbon Proj.) Series A, 5.5% 1/1/20 (d)	3,350,000	3,398,341
District Of Columbia - 1.1%
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	1,860,000	2,199,766
District of Columbia Rev. Series B, 4.75% 6/1/32	500,000	541,365
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/28 (Assured Guaranty Corp. Insured)	2,000,000	1,165,340
0% 10/1/32 (Assured Guaranty Corp. Insured)	5,080,000	2,397,862
0% 10/1/33 (Assured Guaranty Corp. Insured)	5,000,000	2,244,250
Washington D.C. Metropolitan Transit Auth. Rev. Series 2009 A, 5.25% 7/1/29	1,750,000	1,991,413
		10,539,996
Florida - 9.9%
Brevard County School Board Ctfs. of Prtn.:
Series 2007 B, 5% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	1,000,000	1,093,410
Series 2015 C, 5% 7/1/26	750,000	896,408
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2007 A, 5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,089,120
Series 2012 A, 5% 7/1/24	4,400,000	5,119,620
Series 2015 A:
5% 7/1/24	325,000	385,265
5% 7/1/26	1,200,000	1,411,020
5% 7/1/27	1,000,000	1,162,520
Series 2015 B, 5% 7/1/24	815,000	966,125
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	1,500,000	1,689,780
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/17 (FSA Insured)	1,000,000	1,082,900
Series 2011 A1, 5% 6/1/20	1,000,000	1,156,020
Series 2012 A1, 5% 6/1/21	1,500,000	1,760,775
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	2,560,000	3,025,357
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 C, 5% 6/1/29	800,000	872,432
Series A, 5.5% 6/1/38	400,000	449,488
Florida Dev. Fin. Corp. Healthcare Facility Rev. 6% 2/1/33	1,000,000	1,136,130
Florida Muni. Pwr. Agcy. Rev.:
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	600,000	702,588
Series 2009 A, 6.25% 10/1/31	500,000	598,985
Halifax Hosp. Med. Ctr. Rev.:
4% 6/1/27	205,000	214,166
5% 6/1/24	275,000	319,580
5% 6/1/26	250,000	285,933
5% 6/1/46	425,000	457,381
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 B, 5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	70,000	71,805
Series 2006 G:
5% 11/15/16	95,000	101,408
5.125% 11/15/18	965,000	1,030,234
Series 2008 B, 6% 11/15/37	2,000,000	2,336,140
Hillsborough County Indl. Dev.:
(Gen. Hosp. Proj.) Series 2006, 5% 10/1/36	1,015,000	1,060,584
(H Lee Moffitt Cancer Ctr. Proj.) Series A, 5% 7/1/19	2,230,000	2,413,730
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Hillsborough County Indl. Dev.: - continued
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	$ 900,000	$ 943,020
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev. (Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,000,000	1,285,400
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	1,000,000	1,179,880
Lake County School Board Ctfs. of Prtn. Series 2014 A, 5% 6/1/30 (FSA Insured)	600,000	676,884
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (d)	1,050,000	1,170,687
Miami-Dade County Aviation Rev.:
Series 2010 A:
5.375% 10/1/41	1,500,000	1,670,175
5.5% 10/1/30	1,000,000	1,165,080
Series 2012 A:
5% 10/1/21 (d)	1,900,000	2,219,903
5% 10/1/22 (d)	1,000,000	1,174,680
5% 10/1/31 (d)	1,500,000	1,648,695
Series 2014 A:
5% 10/1/28 (d)	1,000,000	1,139,940
5% 10/1/36 (d)	3,000,000	3,307,320
5% 10/1/37	1,825,000	2,038,069
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/23	750,000	888,833
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	300,000	328,575
Series 2014 B, 5% 7/1/28	1,000,000	1,151,260
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	2,000,000	2,219,100
Series 2015 A:
5% 5/1/27 (FSA Insured)	780,000	914,519
5% 5/1/29	4,075,000	4,667,872
Series 2016 A, 5% 5/1/30 (b)	3,620,000	3,931,139
Series 2016 B, 5% 8/1/26 (b)	1,595,000	1,791,695
Miami-Dade County Transit Sales Surtax Rev. Series 2012, 5% 7/1/42	300,000	330,447
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	4,000,000	4,853,800
North Brevard County Hosp. District Rev.:
5.75% 10/1/38	600,000	671,604
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
North Brevard County Hosp. District Rev.: - continued
5.75% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	$ 1,500,000	$ 1,737,420
Orange County Health Facilities Auth.:
(Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	1,005,000	1,139,972
Series 2012 A, 5% 10/1/42	2,350,000	2,506,557
Series 2012 B, 5% 10/1/42	1,000,000	1,066,620
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	1,500,000	1,741,185
Orlando & Orange County Expressway Auth. Rev. Series 2012, 5% 7/1/23	500,000	597,325
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/31	500,000	562,275
Palm Beach County School Board Ctfs. of Prtn.:
Series 2014 B:
5% 8/1/22	2,000,000	2,387,560
5% 8/1/25	800,000	966,792
Series 2015 D:
5% 8/1/28	680,000	791,928
5% 8/1/29	2,330,000	2,698,000
5% 8/1/30	2,405,000	2,768,949
5% 8/1/31	2,415,000	2,766,866
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/20	500,000	503,800
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	1,400,000	1,578,990
Tallahassee Health Facilities Rev. Series 2015 A:
4% 12/1/35 (b)	600,000	584,982
5% 12/1/40 (b)	300,000	320,712
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A, 5% 9/1/25	410,000	475,206
Volusia County School Board Ctfs. of Prtn. (Master Lease Prog.) Series 2014 B, 5% 8/1/26	340,000	398,694
		99,851,314
Georgia - 2.9%
Atlanta Wtr. & Wastewtr. Rev.:
Series 2009 A:
6% 11/1/25 (Pre-Refunded to 11/1/19 @ 100)	3,000,000	3,621,630
6.25% 11/1/39 (Pre-Refunded to 11/1/19 @ 100)	3,500,000	4,263,315
5% 11/1/28	1,000,000	1,181,940
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2013 A, 2.4%, tender 4/1/20 (c)	1,400,000	1,418,816
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	$ 1,100,000	$ 980,980
Series C, 0% 12/1/21 (Escrowed to Maturity)	1,800,000	1,605,240
DeKalb County Hosp. Auth. Rev. (DeKalb Med. Ctr., Inc. Proj.) Series 2010:
6% 9/1/30	1,400,000	1,562,778
6.125% 9/1/40	1,605,000	1,762,097
Georgia Muni. Elec. Auth. Pwr. Rev.:
Series C, 5% 1/1/22	1,400,000	1,655,682
Series GG, 5% 1/1/23	800,000	958,256
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.5% 9/15/21	930,000	1,093,113
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	2,500,000	2,841,650
Private Colleges & Univs. Auth. Rev. (The Savannah College of Arts and Design Projs.) Series 2014, 5% 4/1/30	800,000	879,544
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	2,600,000	2,900,664
Washington Wilkes Payroll Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity)	2,310,000	2,053,359
		28,779,064
Idaho - 0.7%
Idaho Bond Bank Auth. Rev. Series 2008 C, 5.625% 9/15/26	1,415,000	1,622,651
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,200,000	1,388,964
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	400,000	472,116
Series 2015 ID, 5.5% 12/1/26	1,540,000	1,902,701
5% 12/1/24	1,000,000	1,204,080
		6,590,512
Illinois - 20.6%
Chicago Board of Ed.:
Series 1999 A:
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,255,254
0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	895,930
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Board of Ed.: - continued
Series 2009 D, 4% 12/1/16 (Assured Guaranty Corp. Insured)	$ 235,000	$ 242,015
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,125,000	6,061,729
0% 1/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,110,000	4,296,430
Series 2008 A, 5.25% 1/1/21	1,160,000	1,216,712
Series 2008 C, 5% 1/1/34	300,000	291,126
Series 2009 A, 5% 1/1/22	600,000	633,048
Series 2012 A:
5% 1/1/33	875,000	853,895
5% 1/1/34	455,000	441,541
Series 2012 C, 5% 1/1/23	770,000	817,802
Series A, 5% 1/1/42 (AMBAC Insured)	15,000	15,004
5% 1/1/34	2,000,000	1,940,840
5% 1/1/35	1,650,000	1,591,838
Chicago Midway Arpt. Rev. Series 2014 A, 5% 1/1/28 (d)	4,200,000	4,683,378
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2005 A, 5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,030,440
Series 2006 B, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	1,405,000	1,475,391
Series 2011 C, 6.5% 1/1/41	2,335,000	2,798,754
Series 2013 D, 5% 1/1/27	2,200,000	2,531,342
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/37	1,300,000	1,401,920
Series 2013 A:
5.5% 1/1/33	500,000	557,875
5.75% 1/1/38	1,000,000	1,124,580
Series 2014 C, 5% 1/1/25	1,740,000	1,952,715
Chicago Transit Auth. Series 2014, 5.25% 12/1/49	5,000,000	5,667,200
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/21	1,400,000	1,478,764
Cmnty. College District #525 Gen. Oblig.:
5.75% 6/1/28	625,000	710,519
5.75% 6/1/28 (Pre-Refunded to 6/1/18 @ 100)	375,000	428,633
Cook County Forest Preservation District Series 2012 C, 5% 12/15/21	1,000,000	1,162,030
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Cook County Gen. Oblig.:
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,090,140
Series 2010 A, 5.25% 11/15/33	3,250,000	3,578,153
Series 2012 C:
5% 11/15/24	1,700,000	1,938,629
5% 11/15/25	2,600,000	2,955,550
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.5% 5/1/23 (Pre-Refunded to 5/1/16 @ 100)	165,000	173,550
Series 2006, 5.5% 5/1/23	985,000	1,028,704
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	1,600,000	1,798,800
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2008 D, 6.5% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,000,000	1,183,950
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	1,200,000	1,354,884
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,300,000	1,426,412
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	1,485,000	1,616,987
(Newman Foundation Proj.) 5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,700,000	1,727,608
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	1,930,000	2,128,655
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	2,310,000	2,690,041
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5.375% 5/15/25	5,000,000	5,818,950
5.375% 5/15/30	1,110,000	1,269,474
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	2,700,000	3,072,708
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,500,000	1,812,105
Series 2009 D, 6.625% 11/1/39 (Pre-Refunded to 5/1/19 @ 100)	1,445,000	1,745,661
Series B, 5.25% 11/1/35 (Pre-Refunded to 11/1/18 @ 100)	2,905,000	3,310,102
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37 (Pre-Refunded to 8/1/17 @ 100)	3,815,000	4,213,820
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 5.5% 8/15/30	$ 350,000	$ 382,372
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	1,100,000	1,238,182
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/17 (Assured Guaranty Corp. Insured)	2,000,000	2,161,120
Series 2008 A:
5.625% 1/1/37	5,115,000	5,538,113
6.25% 2/1/33 (AMBAC Insured)	150,000	167,159
Series 2009 A, 7.25% 11/1/38 (Pre-Refunded to 11/1/18 @ 100)	1,330,000	1,611,255
Series 2009:
6.875% 8/15/38 (Pre-Refunded to 8/15/19 @ 100)	80,000	98,723
7% 8/15/44 (Pre-Refunded to 8/15/19 @ 100)	2,850,000	3,531,806
Series 2010 A:
5.5% 8/15/24	545,000	616,864
5.75% 8/15/29	360,000	404,255
Series 2010, 5.25% 8/15/36	1,510,000	1,600,872
Series 2012 A:
5% 5/15/20	500,000	570,890
5% 5/15/23	300,000	345,765
Series 2012:
4% 9/1/32	1,315,000	1,244,003
5% 9/1/32	1,900,000	2,046,965
5% 9/1/38	2,300,000	2,447,614
5% 11/15/43	820,000	876,687
Series 2013:
5% 11/15/24	500,000	581,190
5% 11/15/27	100,000	114,255
5% 5/15/43	1,700,000	1,797,903
5% 11/15/21	600,000	705,624
5% 8/15/35	300,000	327,972
5% 8/15/44	2,600,000	2,814,916
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,011,940
Series 2006:
5% 1/1/19	1,000,000	1,097,430
5.5% 1/1/31	1,000,000	1,128,310
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Gen. Oblig.: - continued
Series 2010:
5% 1/1/21 (FSA Insured)	$ 500,000	$ 554,135
5% 1/1/23 (FSA Insured)	1,300,000	1,422,187
Series 2012 A, 5% 1/1/33	800,000	829,256
Series 2012:
5% 8/1/19	465,000	515,020
5% 8/1/21	400,000	446,640
5% 3/1/23	1,000,000	1,101,120
5% 8/1/23	700,000	785,736
5% 3/1/36	1,000,000	1,032,590
Series 2013, 5% 1/1/22	2,175,000	2,402,418
Series 2014:
5% 2/1/22	1,000,000	1,119,220
5.25% 2/1/29	1,600,000	1,759,808
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.):
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	2,000,000	2,188,800
5.25% 5/15/32 (FSA Insured)	360,000	393,984
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/26	17,545,000	20,719,749
Illinois Unemployment Ins. Fund Bldg. Receipts Series 2012 A, 5% 6/15/19	700,000	703,493
Joliet School District #86 Gen. Oblig. Series 2002, 0% 11/1/19 (FSA Insured)	2,000,000	1,777,860
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
0% 12/1/17 (AMBAC Insured)	905,000	871,099
0% 12/1/17 (Escrowed to Maturity)	95,000	92,499
6.5% 1/1/20 (AMBAC Insured)	385,000	469,107
6.5% 1/1/20 (Escrowed to Maturity)	650,000	797,245
6.5% 1/1/20 (Escrowed to Maturity)	65,000	79,724
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	235,000	232,906
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	765,000	752,393
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805,000	1,557,011
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	800,000	591,960
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1994 A, 0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,710,000	$ 3,453,528
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	793,630
Series 2002 A:
0% 12/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,900,000	3,078,797
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,080,000	408,391
Series 2010 B1:
0% 6/15/43 (FSA Insured)	5,310,000	1,403,486
0% 6/15/44 (FSA Insured)	4,700,000	1,178,102
0% 6/15/45 (FSA Insured)	2,600,000	617,812
0% 6/15/47 (FSA Insured)	2,040,000	429,706
Series 2012 B, 0% 12/15/51	2,900,000	453,357
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265,000	1,050,507
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,090,000	2,253,877
0% 6/15/16 (Escrowed to Maturity)	795,000	791,915
0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,880,000	1,861,538
Quincy Hosp. Rev. Series 2007, 5% 11/15/18	1,000,000	1,095,380
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/18	425,000	467,122
5% 10/1/18 (Pre-Refunded to 10/1/17 @ 100)	575,000	634,162
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,420,528
Series 2009 A, 5.75% 4/1/38 (Pre-Refunded to 4/1/19 @ 100)	2,940,000	3,453,794
Series 2010 A:
5% 4/1/25	1,000,000	1,141,510
5.25% 4/1/30	1,000,000	1,142,070
Series 2013:
6% 10/1/42	900,000	1,044,099
6.25% 10/1/38	900,000	1,028,808
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U:
0% 11/1/16 (Escrowed to Maturity)	$ 275,000	$ 273,369
0% 11/1/16 (FSA Insured)	825,000	812,114
0% 11/1/19 (Escrowed to Maturity)	790,000	744,030
0% 11/1/19 (FSA Insured)	5,085,000	4,664,928
		206,846,293
Indiana - 3.0%
Delaware County Ind. Hosp. Auth. Series 2006, 5.125% 8/1/29 (Pre-Refunded to 8/1/16 @ 100)	400,000	423,588
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700,000	4,529,836
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,000,000	1,121,500
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	2,000,000	2,240,800
Series 2012:
5% 3/1/30	675,000	747,164
5% 3/1/41	1,290,000	1,388,621
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.):
Series 2012 A, 5% 10/1/24	400,000	473,144
Series 2015 A:
5% 10/1/28	1,000,000	1,165,490
5% 10/1/45	4,340,000	4,835,671
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	978,940
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,066,120
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 7/15/26	4,900,000	5,667,046
North Adams Cmnty. Schools Renovation Bldg. Corp. 0% 1/15/17 (FSA Insured)	1,230,000	1,182,067
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B, 5% 7/1/28	660,000	753,001
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Univ. of Southern Indiana Rev. Series J, 5.75% 10/1/28 (Assured Guaranty Corp. Insured)	$ 2,695,000	$ 3,163,876
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Pre-Refunded to 1/15/17 @ 100)	700,000	757,981
		30,494,845
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	1,200,000	1,368,456
Kansas - 0.9%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 C, 5.75% 11/15/38	1,900,000	2,197,141
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L:
5.25% 11/15/15	335,000	343,737
5.25% 11/15/16	955,000	979,343
Lawrence Hosp. Rev. 5.25% 7/1/18	1,000,000	1,052,620
Overland Park Sales Tax Spl. Oblig. Rev. Series 2012, 4.375% 12/15/23	870,000	877,821
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18 (Escrowed to Maturity)	300,000	331,008
5% 11/15/17 (Escrowed to Maturity)	500,000	554,040
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 A, 5% 9/1/26	1,950,000	2,237,723
		8,573,433
Kentucky - 0.4%
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	1,000,000	1,128,630
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,000,000	1,087,690
Louisville & Jefferson County Series 2013 A:
5.5% 10/1/33	500,000	576,585
5.75% 10/1/38	1,355,000	1,591,475
		4,384,380
Municipal Bonds - continued
	Principal Amount	Value
Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2009, 6.75% 7/1/39 (Pre-Refunded to 7/1/19 @ 100)	$ 400,000	$ 485,368
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,725,680
5.5% 6/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,870
New Orleans Aviation Board Rev.:
(North Term. Proj.) Series 2015 B, 5% 1/1/30 (d)	1,000,000	1,121,090
Series 2007 A, 5.25% 1/1/19 (FSA Insured) (d)	1,570,000	1,702,555
New Orleans Gen. Oblig.:
Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,027,220
Series 2012, 5% 12/1/23	2,250,000	2,546,235
0% 9/1/15 (AMBAC Insured)	700,000	696,948
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	1,200,000	1,415,064
		11,801,030
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,100,000	1,225,862
Maine Tpk. Auth. Tpk. Rev.:
Series 2007, 5.25% 7/1/37 (Pre-Refunded to 7/1/17 @ 100)	1,300,000	1,428,375
Series 2015, 5% 7/1/38	670,000	767,579
		3,421,816
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Projs.) Series 2009 A:
5.375% 7/1/34	315,000	362,067
5.375% 7/1/34 (Pre-Refunded to 7/1/19 @ 100)	185,000	215,888
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	1,010,000	1,081,346
(Univ. of Maryland Med. Sys. Proj.):
Series 2008 F, 5.25% 7/1/21	1,000,000	1,116,120
Series 2010, 5.125% 7/1/39	900,000	986,697
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	375,000	400,466
Municipal Bonds - continued
	Principal Amount	Value
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.: - continued
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
6% 1/1/38	$ 2,800,000	$ 3,086,636
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,000,000	1,080,240
Series 2010, 5.625% 7/1/30	500,000	540,870
		8,870,330
Massachusetts - 0.6%
Massachusetts Dev. Fin. Agcy. Rev.:
(Boston Univ. Proj.) Series U4, 5.7% 10/1/40	1,400,000	1,620,584
Series 2011 I, 6.75% 1/1/36	1,000,000	1,187,960
Series 2015 D, 5% 7/1/44	890,000	953,653
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,084,210
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series 2007 A, 5% 8/15/22 (AMBAC Insured)	600,000	656,472
		5,502,879
Michigan - 1.8%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	500,000	544,865
Series 2006 B, 5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800,000	2,828,336
Detroit Wtr. Supply Sys. Rev. Series 2006 B, 7% 7/1/36 (FSA Insured)	1,000,000	1,112,240
Lansing Board of Wtr. & Lt. Util. Rev. 5.5% 7/1/41	500,000	584,450
Lapeer Cmnty. Schools 5.25% 5/1/26 (FSA Insured)	1,100,000	1,228,348
Michigan Fin. Auth. Rev.:
Series 2012 A:
4.125% 6/1/32	1,150,000	1,146,481
5% 6/1/21	350,000	396,477
5% 6/1/27	500,000	551,225
5% 6/1/39	1,100,000	1,181,862
Series 2012, 5% 11/15/42	2,175,000	2,326,815
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38 (Pre-Refunded to 5/15/18 @ 100)	1,000,000	1,143,570
Series 2008 A1:
6.5% 12/1/33	515,000	597,596
6.5% 12/1/33 (Pre-Refunded to 12/1/18 @ 100)	1,985,000	2,356,374
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39 (Pre-Refunded to 9/1/18 @ 100)	$ 600,000	$ 741,558
Willow Run Cmnty. Schools County of Washtenaw 5% 5/1/20 (FSA Insured)	1,000,000	1,003,370
		17,743,567
Minnesota - 0.9%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/20	1,620,000	1,686,371
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,149,960
Minnesota Gen. Oblig.:
5% 8/1/22	1,075,000	1,176,233
5% 8/1/22 (Pre-Refunded to 8/1/17 @ 100)	25,000	27,396
Rochester Hsg. & Healthcare Rev. (Madonna Towers Proj.) Series A, 5.875% 11/1/28	1,100,000	1,127,126
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.875% 5/1/30	1,400,000	1,404,242
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.) Series 2009, 5.75% 7/1/39	1,600,000	1,823,040
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) 5.25% 5/15/22	1,000,000	1,069,180
		9,463,548
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.675% 12/1/17 (c)	1,100,000	1,077,439
Douglas County Hosp. Auth. #2 Health Facilities Rev.:
6% 8/15/24	740,000	819,913
6% 8/15/24 (Pre-Refunded to 8/15/17 @ 100)	560,000	627,217
Nebraska Pub. Pwr. District Rev. Series 2012 C, 5% 1/1/26	1,225,000	1,340,211
		3,864,780
Nevada - 0.5%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	1,000,000	1,148,330
5.625% 7/1/32	3,000,000	3,403,800
		4,552,130
Municipal Bonds - continued
	Principal Amount	Value
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	$ 1,830,000	$ 2,057,872
New Hampshire Health & Ed. Facilities Auth. Rev.:
Series 2007 A, 5% 10/1/37	1,100,000	1,171,225
Series 2012:
4% 7/1/32	400,000	398,508
5% 7/1/27	500,000	551,415
		4,179,020
New Jersey - 3.0%
New Jersey Ctfs. of Prtn. Series 2009 A, 5.25% 6/15/28	1,000,000	1,092,050
New Jersey Econ. Dev. Auth. Rev.:
Series 2009 AA, 5.5% 12/15/29	1,000,000	1,088,710
Series 2013 NN, 5% 3/1/27	11,810,000	12,686,184
Series 2013:
5% 3/1/23	2,200,000	2,444,684
5% 3/1/24	3,000,000	3,288,240
5% 3/1/25	300,000	327,543
6% 12/15/34 (Pre-Refunded to 12/15/34 @ 100)	25,000	28,271
New Jersey Health Care Facilities Fing. Auth. Rev. Series 2008, 6.625% 7/1/38	1,700,000	1,901,552
New Jersey Trans. Trust Fund Auth.:
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	452,968
Series 2014 AA, 5% 6/15/23	5,250,000	5,840,940
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,000,000
		30,151,142
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/19	2,000,000	2,293,880
New York - 7.8%
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	2,700,000	3,071,088
Metropolitan Trans. Auth. Svc. Contract Rev. Series 7, 5.625% 7/1/16 (Escrowed to Maturity)	180,000	182,495
New York City Gen. Oblig.:
Series 2008 A1, 5.25% 8/15/27	1,500,000	1,688,985
Series 2008 D1, 5.125% 12/1/22	2,000,000	2,220,860
Series 2009 I1, 5.625% 4/1/29	600,000	693,288
Series 2012 A1, 5% 8/1/24	1,300,000	1,530,984
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Gen. Oblig.: - continued
Series 2012 E, 5% 8/1/24	$ 5,000,000	$ 5,892,800
Series 2012 G1, 5% 4/1/25	2,500,000	2,940,875
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	600,000	663,156
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 A, 5.75% 6/15/40	2,300,000	2,617,078
Series 2009 CC, 5% 6/15/34	2,100,000	2,315,817
Series 2009 FF 2, 5.5% 6/15/40	3,000,000	3,437,910
Series 2011 EE, 5.375% 6/15/43	4,000,000	4,676,040
Series 2013 CC, 5% 6/15/47	4,000,000	4,450,240
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1, 5.5% 7/15/31	1,000,000	1,133,340
Series 2009 S3:
5.25% 1/15/34	2,500,000	2,818,350
5.25% 1/15/39	1,000,000	1,121,990
Series 2009 S4:
5.5% 1/15/39	850,000	969,757
5.75% 1/15/39	1,600,000	1,845,952
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2007 A, 5% 3/15/32	2,400,000	2,569,152
Series 2008 B, 5.75% 3/15/36	3,400,000	3,919,316
5% 2/15/34	1,100,000	1,233,540
New York Dorm. Auth. Revs. (New York Univ. Hosp. Ctr. Proj.) Series 2007 B, 5.25% 7/1/24 (Pre-Refunded to 7/1/17 @ 100)	100,000	107,710
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2009 A, 5.5% 11/15/39	5,000,000	5,675,450
Series 2009 B, 5% 11/15/34	1,200,000	1,369,608
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B, 5.25% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,218,022
Series 2008 A, 5.25% 11/15/36	3,700,000	4,029,374
Series 2008 C, 6.5% 11/15/28	1,000,000	1,170,800
Series 2010 D, 5.25% 11/15/40	1,400,000	1,569,190
Series 2012 D, 5% 11/15/25	4,600,000	5,401,872
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,100,000	1,189,804
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
Rockland County Gen. Oblig. Series 2014 A, 4% 3/1/23 (FSA Insured)	$ 1,125,000	$ 1,227,476
Tobacco Settlement Fing. Corp. Series 2013 B:
5% 6/1/20	1,900,000	1,993,404
5% 6/1/21	800,000	839,064
		78,784,787
North Carolina - 1.0%
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/24 (d)	1,000,000	1,149,450
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2012, 5% 11/1/41	800,000	863,584
5% 11/1/30 (FSA Insured)	1,275,000	1,417,392
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	2,200,000	2,450,426
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	1,600,000	1,807,184
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	1,000,000	1,119,860
Series 2010 B, 5% 1/1/20	1,300,000	1,497,509
		10,305,405
North Dakota - 0.5%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	750,000	799,410
McLean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	2,300,000	2,517,235
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) 5.125% 7/1/17	1,210,000	1,256,767
		4,573,412
Ohio - 1.4%
American Muni. Pwr., Inc. Rev. (Prairie State Energy Campus Proj.) Series 2015, 5% 2/15/28	2,000,000	2,311,600
Buckeye Tobacco Settlement Fing. Auth. Series 2007 A1:
5% 6/1/16	800,000	836,592
5% 6/1/17	925,000	1,000,693
Hamilton County Convention Facilities Auth. Rev. Series 2014, 5% 12/1/26	670,000	764,088
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 5.75% 8/15/38	1,000,000	1,116,010
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lucas County Hosp. Rev. (ProMedica Healthcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	$ 1,200,000	$ 1,485,804
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013, 5% 2/15/48	2,000,000	2,051,680
Ohio Air Quality Dev. Auth. Rev. Series 2009 C, 5.625% 6/1/18	400,000	441,984
Ohio Tpk. Commission Tpk. Rev. (Infastructure Proj.) Series 2005 A, 0% 2/15/42	2,600,000	793,832
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	1,500,000	1,575,300
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	1,400,000	1,579,592
		13,957,175
Oklahoma - 1.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,695,000	1,729,917
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/22 (Pre-Refunded to 8/15/18 @ 100)	2,865,000	3,283,662
Oklahoma Dev. Fin. Auth. Rev.:
(Saint John Health Sys. Proj.) Series 2012, 5% 2/15/42	1,775,000	1,938,797
Series 2012, 5% 2/15/21	400,000	466,344
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,295,000	1,467,688
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/18	1,500,000	1,607,925
		10,494,333
Oregon - 0.1%
Yamhill County School District #029J Newberg 5.5% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,168,460
Pennsylvania - 2.1%
Allegheny County Hosp. Dev. Auth. Rev. (Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	1,100,000	1,254,418
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (c)	1,400,000	1,405,558
Centre County Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2011, 7% 11/15/46	500,000	588,565
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	$ 400,000	$ 456,436
Monroeville Fin. Auth. UPMC Rev. Series 2012, 5% 2/15/27	800,000	953,344
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2012 A, 5% 6/1/24	600,000	692,046
Series A, 6% 6/1/16 (AMBAC Insured)	1,860,000	1,968,010
Montgomery County Higher Ed. & Health Auth. Rev. Series 2014 A, 5% 10/1/25	1,045,000	1,176,806
Pennsylvania Gen. Oblig.:
Series 2015 1, 5% 3/15/29	2,780,000	3,233,418
Series 2015, 5% 3/15/33	850,000	968,448
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	2,400,000	2,697,072
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	501,615
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	150,360
Ninth Series, 5.25% 8/1/40	800,000	887,856
Philadelphia School District:
5% 8/1/22	190,000	192,219
5% 8/1/22 (Pre-Refunded to 8/1/15 @ 100)	10,000	10,117
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A, 0% 8/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,220,000
		21,356,288
South Carolina - 4.5%
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,103,740
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5% 12/1/17 (Pre-Refunded to 12/1/16 @ 100)	1,015,000	1,084,446
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. Series 2013, 5% 11/1/27	1,400,000	1,588,566
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/16	1,000,000	1,022,770
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	5,000,000	5,560,600
Series 2012 B, 5% 12/1/20	2,500,000	2,932,450
Series 2013 E, 5.5% 12/1/53	6,100,000	6,880,983
Municipal Bonds - continued
	Principal Amount	Value
South Carolina - continued
South Carolina Pub. Svc. Auth. Rev.: - continued
Series 2014 A:
5% 12/1/49	$ 3,640,000	$ 3,984,126
5.5% 12/1/54	2,400,000	2,738,232
Series 2014 C, 5% 12/1/46	700,000	770,399
Series 2015 A, 5% 12/1/50	7,245,000	7,865,607
Series 2015 C, 5% 12/1/19 (b)	8,000,000	8,999,280
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	995,000	1,115,564
		45,646,763
Tennessee - 0.8%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/15	1,500,000	1,539,630
5% 12/15/16	1,500,000	1,598,880
Jackson Hosp. Rev.:
5.75% 4/1/41	270,000	298,115
5.75% 4/1/41 (Pre-Refunded to 4/1/18 @ 100)	730,000	829,499
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,805,000	1,864,403
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5.75% 7/1/24 (d)	1,600,000	1,857,568
Sullivan County Health, Ed. and Hsg. Board (Wellmont Health Sys. Proj.) Series 2006 C, 5.25% 9/1/36	400,000	416,280
		8,404,375
Texas - 8.6%
Austin Arpt. Sys. Rev. Series 2014:
5% 11/15/28 (d)	500,000	570,760
5% 11/15/39 (d)	1,700,000	1,863,200
5% 11/15/44 (d)	2,690,000	2,936,996
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/20	1,000,000	1,135,150
Comal Independent School District Series 2008A, 5.25% 2/1/23	2,240,000	2,504,298
Corpus Christi Util. Sys. Rev.:
5% 7/15/23	1,600,000	1,882,576
5.25% 7/15/18 (FSA Insured)	1,000,000	1,096,370
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/24	1,000,000	1,064,040
Series 2012 D, 5% 11/1/42 (d)	400,000	427,848
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Dallas Fort Worth Int'l. Arpt. Rev.: - continued
Series 2012 H, 5% 11/1/42 (d)	$ 1,000,000	$ 1,069,620
Dallas Independent School District Series 2008, 6.375% 2/15/34 (Pre-Refunded to 2/15/18 @ 100)	300,000	345,132
Frisco Independent School District Series 2008 A, 6% 8/15/33	1,200,000	1,375,380
Grand Parkway Trans. Corp. Series 2013 B:
5% 4/1/53	220,000	239,001
5.25% 10/1/51	8,300,000	9,323,805
5.5% 4/1/53	1,000,000	1,115,210
Harris County Gen. Oblig.:
(Road Proj.) Series 2008 B, 5.25% 8/15/47	8,000,000	8,695,840
Series 2002, 0% 8/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	780,430
Houston Arpt. Sys. Rev.:
Series 2011 A, 5% 7/1/24 (d)	1,250,000	1,422,638
Series 2012 A, 5% 7/1/23 (d)	600,000	696,000
Humble Independent School District Series 2005 B, 5.25% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,806,264
Kermit Independent School District Series 2007, 5.25% 2/15/32 (Pre-Refunded to 2/15/17 @ 100)	700,000	757,729
Lewisville Independent School District 0% 8/15/19	2,340,000	2,206,316
Lower Colorado River Auth. Rev.:
5.75% 5/15/37	25,000	25,039
5.75% 5/15/37	30,000	30,047
5.75% 5/15/37	175,000	175,583
Mansfield Independent School District 5.5% 2/15/17	25,000	25,096
North Texas Tollway Auth. Rev.:
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	1,100,000	1,331,462
Series 2009 A, 6.25% 1/1/39	1,800,000	2,088,342
Series 2011 A:
5.5% 9/1/41	2,300,000	2,711,424
6% 9/1/41	1,200,000	1,457,460
Series 2011 D, 5% 9/1/28	2,300,000	2,682,536
Series 2014 A, 5% 1/1/25	1,000,000	1,181,510
6% 1/1/24	230,000	257,161
6% 1/1/24 (Pre-Refunded to 1/1/18 @ 100)	1,770,000	1,999,835
San Antonio Arpt. Sys. Rev. 5.25% 7/1/18 (FSA Insured) (d)	2,505,000	2,705,701
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
San Antonio Elec. & Gas Sys. Rev.:
Series 2008, 5% 2/1/24	$ 1,000,000	$ 1,103,780
Series 2012, 5.25% 2/1/25	800,000	1,000,872
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	3,145,000	3,360,087
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Hendrick Med. Ctr. Proj.) Series 2009 B, 5.25% 9/1/28 (Assured Guaranty Corp. Insured)	1,235,000	1,397,081
(Scott & White Healthcare Proj.) Series 2013 A, 4% 8/15/43	500,000	492,720
5.75% 11/15/24	620,000	711,822
5.75% 11/15/24 (Pre-Refunded to 11/15/18 @ 100)	480,000	558,653
Texas Gen. Oblig.:
Series 2006 A, 5% 4/1/29 (Pre-Refunded to 4/1/17 @ 100)	560,000	605,718
5% 4/1/25	725,000	806,512
5% 4/1/25 (Pre-Refunded to 4/1/18 @ 100)	75,000	83,615
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800,000	1,783,206
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	1,200,000	1,447,896
Series 2013, 6.75% 6/30/43 (d)	2,400,000	2,914,296
Texas Trans. Commission State Hwy. Fund Rev. Series 2007:
5% 4/1/23	1,500,000	1,621,875
5% 4/1/25	600,000	648,150
5% 4/1/26	810,000	874,201
Texas Wtr. Dev. Board Rev. Series 2008 B, 5.25% 7/15/23	1,600,000	1,751,984
Univ. of Texas Board of Regents Sys. Rev.:
Series 2007 F, 4.75% 8/15/27 (Pre-Refunded to 2/15/17 @ 100)	410,000	439,811
4.75% 8/15/27	590,000	628,775
Waller Independent School District:
5.5% 2/15/28	1,670,000	1,854,418
5.5% 2/15/37	2,100,000	2,311,344
		86,382,615
Municipal Bonds - continued
	Principal Amount	Value
Utah - 0.2%
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) 5% 9/1/20	$ 850,000	$ 986,969
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38 (Pre-Refunded to 6/15/18 @ 100)	1,200,000	1,357,404
		2,344,373
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	2,600,000	2,885,402
Virginia - 0.3%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014, 5% 6/15/30	1,250,000	1,398,250
Univ. of Virginia Gen. Rev. Series 2015 A, 5% 4/1/45	1,000,000	1,162,810
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A, 5% 1/1/40	500,000	571,995
		3,133,055
Washington - 1.9%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	980,960
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	2,000,000	2,205,940
King County Swr. Rev. Series 2009, 5.25% 1/1/42	1,000,000	1,116,610
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/24 (d)	560,000	655,508
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B, 5% 12/1/27	1,500,000	1,710,165
Washington Gen. Oblig.:
Series R 97A, 0% 7/1/19 (Escrowed to Maturity)	1,200,000	1,135,212
Series S5, 0% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,230,000	2,165,397
Washington Health Care Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	3,000,000	3,442,770
(MultiCare Health Sys. Proj.) Series 2008 B, 6% 8/15/39 (Pre-Refunded to 8/15/19 @ 100)	1,000,000	1,200,010
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Overlake Hosp. Med. Ctr.) Series 2010, 5.7% 7/1/38	$ 2,270,000	$ 2,628,774
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38 (Pre-Refunded to 10/1/19 @ 100)	1,400,000	1,659,084
		18,900,430
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,000,000	1,123,620
West Virginia Univ. Revs. (West Virginia Univ. Projs.) Series 2014 A, 5% 10/1/44	1,100,000	1,235,916
		2,359,536
Wisconsin - 0.5%
Wisconsin Health & Edl. Facilities Series 2014, 4% 5/1/33	510,000	501,004
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.):
Series 2010:
5.5% 7/1/40	500,000	568,230
5.75% 7/1/30	500,000	580,490
Series 2013 B, 5% 7/1/36	925,000	997,465
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	1,000,000	1,029,510
Series 2012:
5% 6/1/27	300,000	341,454
5% 6/1/39	490,000	536,001
		4,554,154
Wyoming - 0.2%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	1,700,000	1,977,542
TOTAL MUNICIPAL BONDS (Cost $931,999,857)		1,005,741,959
Municipal Notes - 0.1%
	Principal Amount	Value
Kentucky - 0.1%
Kentucky Pub. Trans. BAN Series 2013 A, 5% 7/1/17 (Cost $1,590,862)	$ 1,500,000	$ 1,626,945
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $933,590,719)		1,007,368,904
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(2,284,035)
NET ASSETS - 100%		$ 1,005,084,869
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	33.8%
Health Care	19.3%
Transportation	11.8%
Electric Utilities	10.0%
Escrowed/Pre-Refunded	7.7%
Special Tax	7.0%
Water & Sewer	5.5%
Others* (Individually Less Than 5%)	4.9%
100.0%
* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2015 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $933,590,719)		$ 1,007,368,904
Cash		3,638,194
Receivable for investments sold		2,207,040
Receivable for fund shares sold		1,617,543
Interest receivable		11,976,061
Prepaid expenses		690
Receivable from investment adviser for expense reductions		12,687
Other receivables		1,389
Total assets		1,026,822,508

Liabilities
Payable for investments purchased Regular delivery	$ 3,374,097
Delayed delivery	15,708,265
Payable for fund shares redeemed	1,069,132
Distributions payable	461,539
Accrued management fee	299,071
Distribution and service plan fees payable	216,268
Other affiliated payables	581,152
Other payables and accrued expenses	28,115
Total liabilities		21,737,639

Net Assets		$ 1,005,084,869
Net Assets consist of:
Paid in capital		$ 926,950,649
Undistributed net investment income		481,661
Accumulated undistributed net realized gain (loss) on investments		3,874,374
Net unrealized appreciation (depreciation) on investments		73,778,185
Net Assets		$ 1,005,084,869

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2015 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($337,910,249 ÷ 25,004,650 shares)	$ 13.51

Maximum offering price per share (100/96.00 of $13.51)	$ 14.07
Class T: Net Asset Value and redemption price per share ($204,553,632 ÷ 15,091,074 shares)	$ 13.55

Maximum offering price per share (100/96.00 of $13.55)	$ 14.11
Class B: Net Asset Value and offering price per share ($4,004,240 ÷ 297,260 shares)A	$ 13.47

Class C: Net Asset Value and offering price per share ($119,440,890 ÷ 8,817,123 shares)A	$ 13.55

Institutional Class: Net Asset Value, offering price and redemption price per share ($339,175,858 ÷ 25,231,784 shares)	$ 13.44

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended April 30, 2015 (Unaudited)

Investment Income
Interest		$ 19,887,381

Expenses
Management fee	$ 1,774,093
Transfer agent fees	778,857
Distribution and service plan fees	1,295,270
Accounting fees and expenses	102,491
Custodian fees and expenses	5,969
Independent trustees' compensation	2,058
Registration fees	58,020
Audit	27,649
Legal	9,315
Miscellaneous	2,395
Total expenses before reductions	4,056,117
Expense reductions	(94,171)	3,961,946
Net investment income (loss)		15,925,435
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		4,009,680
Change in net unrealized appreciation (depreciation) on investment securities		(6,453,742)
Net gain (loss)		(2,444,062)
Net increase (decrease) in net assets resulting from operations		$ 13,481,373

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2015 (Unaudited)	Year ended October 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,925,435	$ 32,476,757
Net realized gain (loss)	4,009,680	3,220,004
Change in net unrealized appreciation (depreciation)	(6,453,742)	44,401,983
Net increase (decrease) in net assets resulting from operations	13,481,373	80,098,744
Distributions to shareholders from net investment income	(15,906,104)	(32,459,524)
Distributions to shareholders from net realized gain	(3,075,920)	(6,709,660)
Total distributions	(18,982,024)	(39,169,184)
Share transactions - net increase (decrease)	45,382,422	(39,024,324)
Total increase (decrease) in net assets	39,881,771	1,905,236

Net Assets
Beginning of period	965,203,098	963,297,862
End of period (including undistributed net investment income of $481,661 and undistributed net investment income of $462,330, respectively)	$ 1,005,084,869	$ 965,203,098

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 13.00	$ 13.74	$ 12.95	$ 12.99	$ 12.54
Income from Investment Operations
Net investment income (loss) E	.221	.462	.453	.460	.479	.465
Net realized and unrealized gain (loss)	(.037)	.682	(.738)	.789	(.041)	.450
Total from investment operations	.184	1.144	(.285)	1.249	.438	.915
Distributions from net investment income	(.221)	(.461)	(.451)	(.457)	(.478)	(.465)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.264)	(.554)	(.455)	(.459)	(.478)	(.465)
Net asset value, end of period	$ 13.51	$ 13.59	$ 13.00	$ 13.74	$ 12.95	$ 12.99
Total ReturnB, C, D	1.36%	9.02%	(2.12)%	9.77%	3.53%	7.42%
Ratios to Average Net Assets F, H
Expenses before reductions	.82%A	.79%	.77%	.77%	.77%	.78%
Expenses net of fee waivers, if any	.80%A	.79%	.77%	.77%	.77%	.78%
Expenses net of all reductions	.80%A	.79%	.77%	.77%	.77%	.78%
Net investment income (loss)	3.28%A	3.49%	3.36%	3.42%	3.80%	3.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 337,910	$ 325,539	$ 335,492	$ 430,231	$ 368,789	$ 448,794
Portfolio turnover rateG	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.63	$ 13.03	$ 13.77	$ 12.99	$ 13.02	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.222	.466	.454	.462	.481	.467
Net realized and unrealized gain (loss)	(.037)	.691	(.739)	.778	(.032)	.449
Total from investment operations	.185	1.157	(.285)	1.240	.449	.916
Distributions from net investment income	(.222)	(.464)	(.451)	(.458)	(.479)	(.466)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.265)	(.557)	(.455)	(.460)	(.479)	(.466)
Net asset value, end of period	$ 13.55	$ 13.63	$ 13.03	$ 13.77	$ 12.99	$ 13.02
Total ReturnB, C, D	1.36%	9.10%	(2.12)%	9.67%	3.61%	7.41%
Ratios to Average Net Assets F, H
Expenses before reductions	.80%A	.78%	.77%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.80%A	.78%	.77%	.76%	.76%	.77%
Expenses net of all reductions	.80%A	.78%	.77%	.76%	.76%	.77%
Net investment income (loss)	3.28%A	3.51%	3.37%	3.42%	3.80%	3.65%
Supplemental Data
Net assets, end of period (000 omitted)	$ 204,554	$ 204,607	$ 207,208	$ 247,622	$ 225,908	$ 253,136
Portfolio turnover rateG	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.54	$ 12.96	$ 13.69	$ 12.92	$ 12.96	$ 12.51
Income from Investment Operations
Net investment income (loss) E	.181	.375	.361	.367	.393	.379
Net realized and unrealized gain (loss)	(.028)	.673	(.727)	.772	(.040)	.451
Total from investment operations	.153	1.048	(.366)	1.139	.353	.830
Distributions from net investment income	(.180)	(.375)	(.360)	(.367)	(.393)	(.380)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.223)	(.468)	(.364)	(.369)	(.393)	(.380)
Net asset value, end of period	$ 13.47	$ 13.54	$ 12.96	$ 13.69	$ 12.92	$ 12.96
Total ReturnB, C, D	1.13%	8.26%	(2.72)%	8.90%	2.85%	6.73%
Ratios to Average Net Assets F, H
Expenses before reductions	1.41%A	1.45%	1.45%	1.45%	1.46%	1.45%
Expenses net of fee waivers, if any	1.41%A	1.45%	1.45%	1.45%	1.45%	1.45%
Expenses net of all reductions	1.41%A	1.45%	1.45%	1.45%	1.45%	1.44%
Net investment income (loss)	2.67%A	2.84%	2.68%	2.74%	3.12%	2.98%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,004	$ 4,932	$ 6,951	$ 11,187	$ 12,983	$ 19,838
Portfolio turnover rateG	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.62	$ 13.03	$ 13.77	$ 12.98	$ 13.02	$ 12.57
Income from Investment Operations
Net investment income (loss) E	.171	.363	.351	.358	.383	.370
Net realized and unrealized gain (loss)	(.027)	.681	(.739)	.788	(.042)	.448
Total from investment operations	.144	1.044	(.388)	1.146	.341	.818
Distributions from net investment income	(.171)	(.361)	(.348)	(.354)	(.381)	(.368)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.214)	(.454)	(.352)	(.356)	(.381)	(.368)
Net asset value, end of period	$ 13.55	$ 13.62	$ 13.03	$ 13.77	$ 12.98	$ 13.02
Total ReturnB, C, D	1.06%	8.19%	(2.86)%	8.92%	2.74%	6.60%
Ratios to Average Net Assets F, H
Expenses before reductions	1.58%A	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of fee waivers, if any	1.55%A	1.55%	1.54%	1.54%	1.54%	1.54%
Expenses net of all reductions	1.55%A	1.55%	1.54%	1.53%	1.54%	1.53%
Net investment income (loss)	2.53%A	2.74%	2.60%	2.65%	3.03%	2.89%
Supplemental Data
Net assets, end of period (000 omitted)	$ 119,441	$ 118,088	$ 123,530	$ 155,834	$ 130,949	$ 151,847
Portfolio turnover rateG	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2015	Years ended October 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.93	$ 13.67	$ 12.89	$ 12.93	$ 12.49
Income from Investment Operations
Net investment income (loss) D	.237	.493	.481	.490	.505	.492
Net realized and unrealized gain (loss)	(.027)	.674	(.735)	.782	(.039)	.443
Total from investment operations	.210	1.167	(.254)	1.272	.466	.935
Distributions from net investment income	(.237)	(.494)	(.482)	(.490)	(.506)	(.495)
Distributions from net realized gain	(.043)	(.093)	(.004)	(.002)	-	-
Total distributions	(.280)	(.587)	(.486)	(.492)	(.506)	(.495)
Net asset value, end of period	$ 13.44	$ 13.51	$ 12.93	$ 13.67	$ 12.89	$ 12.93
Total ReturnB, C	1.56%	9.27%	(1.90)%	10.00%	3.79%	7.62%
Ratios to Average Net Assets E, G
Expenses before reductions	.57%A	.54%	.54%	.53%	.54%	.55%
Expenses net of fee waivers, if any	.55%A	.54%	.54%	.53%	.54%	.55%
Expenses net of all reductions	.55%A	.54%	.54%	.53%	.54%	.55%
Net investment income (loss)	3.53%A	3.75%	3.60%	3.66%	4.02%	3.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 339,176	$ 312,038	$ 290,117	$ 362,588	$ 305,538	$ 399,826
Portfolio turnover rateF	13% A	10%	12%	6%	8%	7%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2015 (Unaudited)

1. Organization.

Fidelity Advisor® Municipal Income Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses - continued

and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and deferred trustees compensation.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 77,488,483
Gross unrealized depreciation	(3,261,692)
Net unrealized appreciation (depreciation) on securities	$ 74,226,791

Tax cost	$ 933,142,113

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $120,597,923 and $62,857,516, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .36% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 416,132	$ 14,415
Class T	-%	.25%	257,476	3,722
Class B	.65%	.25%	20,571	14,905
Class C	.75%	.25%	601,091	67,813
			$ 1,295,270	$ 100,855

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,099
Class T	4,157
Class B*	3,100
Class C*	5,198
$ 28,554

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent, and servicing agent for each class of the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, with respect to all classes of the Fund to perform the transfer agency, dividend disbursing, and shareholder servicing functions. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. All fees are paid to FIIOC by Citibank, which is reimbursed by each class for such payments. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 270,031.16
Class T	142,016.14
Class B	2,105.09
Class C	97,598.16
Institutional Class	267,107.17
	$ 778,857

* Annualized

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, under which FSC maintains the Fund's accounting records. The fee is paid to Citibank and is based on the level of average net assets for each month.

Pursuant to the transfer agent contract approved by the Board of Trustees effective May 1, 2015, FIIOC was named as the transfer, dividend disbursing and shareholder servicing agent for the Fund. In addition, effective May 8, 2015, JP Morgan Chase Bank was approved as the custodian for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $776 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	.80%	$ 36,304
Class C	1.55%	17,027
Institutional Class	.55%	38,884
		$ 92,215

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,956.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2015	Year ended October 31, 2014
From net investment income
Class A	$ 5,400,489	$ 11,330,075
Class T	3,345,830	7,089,994
Class B	60,693	167,211
Class C	1,504,364	3,190,951
Institutional Class	5,594,728	10,681,293
Total	$ 15,906,104	$ 32,459,524

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended April 30, 2015	Year ended October 31, 2014
From net realized gain
Class A	$ 1,040,888	$ 2,345,937
Class T	645,322	1,463,693
Class B	15,321	48,806
Class C	375,706	862,580
Institutional Class	998,683	1,988,644
Total	$ 3,075,920	$ 6,709,660

8. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Class A
Shares sold	2,441,740	3,505,545	$ 33,274,184	$ 46,452,566
Reinvestment of distributions	416,314	826,195	5,669,381	10,887,594
Shares redeemed	(1,814,595)	(6,185,804)	(24,703,073)	(81,584,528)
Net increase (decrease)	1,043,459	(1,854,064)	$ 14,240,492	$ (24,244,368)
Class T
Shares sold	577,022	1,002,254	$ 7,896,714	$ 13,321,199
Reinvestment of distributions	246,558	517,415	3,367,537	6,831,091
Shares redeemed	(747,341)	(2,402,910)	(10,214,255)	(31,723,275)
Net increase (decrease)	76,239	(883,241)	$ 1,049,996	$ (11,570,985)
Class B
Shares sold	4,455	3,673	$ 60,184	$ 48,057
Reinvestment of distributions	3,960	10,760	53,742	140,754
Shares redeemed	(75,328)	(186,742)	(1,023,621)	(2,454,298)
Net increase (decrease)	(66,913)	(172,309)	$ (909,695)	$ (2,265,487)
Class C
Shares sold	841,198	1,231,173	$ 11,507,094	$ 16,418,632
Reinvestment of distributions	110,930	228,050	1,513,841	3,005,267
Shares redeemed	(805,899)	(2,271,570)	(11,013,588)	(29,957,134)
Net increase (decrease)	146,229	(812,347)	$ 2,007,347	$ (10,533,235)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended April 30, 2015	Year ended October 31, 2014	Six months ended April 30, 2015	Year ended October 31, 2014
Institutional Class
Shares sold	4,432,055	8,701,375	$ 60,106,032	$ 114,634,619
Reinvestment of distributions	374,825	633,458	5,078,369	8,301,472
Shares redeemed	(2,664,205)	(8,683,609)	(36,190,119)	(113,346,340)
Net increase (decrease)	2,142,675	651,224	$ 28,994,282	$ 9,589,751

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FMR Investment Management
(U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

(Fidelity Investment logo)(registered trademark)

HIMI-USAN-0615
1.784902.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	June 26, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 26, 2015